INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 184	$ 127	[1]	$ 87	$ 265	[1]
Items that may be reclassified to profit or loss
Foreign currency translation	228	10		(22)	8
Other	0	3		0	0
Items reclassified to profit or loss
Other	0	1		0	2
Other comprehensive income / (loss) , net of tax	228	14		(22)	10
Total comprehensive income / (loss) , net of tax	412	141		65	275
Attributable to:
The owners of the parent	369	127		8	262
Non-controlling interests	43	14		57	13
Total comprehensive income / (loss) , net of tax	$ 412	$ 141		$ 65	$ 275

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).